Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Schedule of Estimated Future Benefit Payments	Estimated future benefit payments under all plans are estimated to be as follows ($000):

Year Ending June 30,
2026	$10,400
2027	9,400
2028	10,100
2029	11,500
2030	12,100
Next five years	66,800